Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments
Summary of Fair Values of Derivative Instruments

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2012	12/31/2012	Fair Value
Agricultural contracts	$1,010,073	$(846,892)	$163,181
Currencies contracts	12,045,469	(7,703,776)	4,341,693
Energy contracts	1,028,505	(400,364)	628,141
Interest rates contracts	2,816,093	(2,237,432)	578,661
Meats contracts	11,264	(73,450)	(62,186)
Metals contracts	4,252,379	(6,777,973)	(2,525,594)
Soft commodities contracts	745,230	(333,162)	412,068
Stock indices contracts	2,679,422	(2,534,167)	145,255

	$24,588,435	$(20,907,216)	$3,681,219

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

Schedule of Effect of Derivative Instruments on the Consolidated Statement of Operations

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2011	12/31/2011	Fair Value
Agricultural contracts	$745,901	$(2,009,329)	$(1,263,428)
Currencies contracts	7,718,062	(2,267,778)	5,450,284
Energy contracts	3,542,499	(978,732)	2,563,767
Interest rates contracts	5,746,860	(1,390,261)	4,356,599
Meats contracts	109,127	(206,166)	(97,039)
Metals contracts	33,643,473	(37,940,473)	(4,297,000)
Soft commodities contracts	1,114,674	(442,639)	672,035
Stock indices contracts	1,071,101	(431,196)	639,905

	$53,691,697	$(45,666,574)	$8,025,123

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

Schedule of Line Item in Consolidated Statement of Operations

	Years Ended December 31,
Type of Contract	2012*	2011*	2010*

Agriculturals contracts	$(3,869,332)	$(18,592,666)	$17,978,928
Currencies contracts	(4,935,784)	(36,493,518)	25,579,604
Energy contracts	(3,960,783)	(3,355,109)	(21,311,972)
Interest rates contracts	14,926,969	65,198,011	63,389,648
Meats contracts	(1,467,087)	(4,235,895)	161,046
Metals contracts	(12,997,845)	(4,570,962)	20,714,739
Soft commodities contracts	354,779	(3,246,199)	17,611,921
Stock indices contracts and equity options contracts	34,215,188	(43,401,503)	(15,583,121)

	$22,266,105	$(48,697,841)	$108,540,793

* The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts are included in the realized and change in unrealized gains (loss) from futures and forward trading in the consolidated statement of operations. The gains or losses on derivatives for equity options contracts are included in the realized and unrealized gains (loss) from equities, equity options and exchange-traded funds in the Partnership’s consolidated statements of operations.

Line Item in Consolidated Statement of	For years ended December 31,
Operations	2012*	2011*	2010*

Net gain (loss) from futures and forward trading
Realized	$26,546,796	$(24,697,561)	$86,593,970
Change in unrealized	(4,280,691)	(27,921,376)	21,946,823
Total realized and changed in unrealized net gain (loss) from futures and forward trading	22,266,105	(52,618,937)	108,540,793
Net gain (loss) from equity options
Realized	—	3,921,096	—
Change in unrealized	—	—	—
Total realized and changed in unrealized net gain (loss) from equity options trading	—	3,921,096	—
Total realized and changed in unrealized net gain (loss) from futures, forward and equity options trading	$22,266,105	$(48,697,841)	$108,540,793